Amounts Included in the Consolidated Balance Sheet, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 7,159	¥ 7,756
Net amounts recognized	¥ 7,159	¥ 7,756